OPERATING SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENT INFORMATION
NOTE 4 - OPERATING SEGMENT INFORMATION
Management has defined Constellium’s operating segments based upon the product lines, markets and industries it serves, and prepares and reports operating segment information to Constellium’s chief operating decision maker (CODM) (see NOTE 2 - Summary of Significant Accounting Policies) on that basis.
4.1 Segment Revenue

	Three months ended June 30, 2020			Three months ended June 30, 2019			Six months ended June 30, 2020			Six months ended June 30, 2019
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	565	(1)	564	821	(2)	819	1,317	(4)	1,313	1,649	(4)	1,645
A&T	250	(3)	247	383	(11)	372	609	(13)	596	761	(22)	739
AS&I	222	(2)	220	347	—	347	564	(5)	559	691	(1)	690
Holdings & Corporate	—	—	—	—	—	—	—	—	—	—	—	—
Total	1,037	(6)	1,031	1,551	(13)	1,538	2,490	(22)	2,468	3,101	(27)	3,074

4.2 Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income

(in millions of Euros)	Notes	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
P&ARP		58	79	124	138
A&T		31	64	83	116
AS&I		(1)	30	33	59
Holdings & Corporate		(7)	(6)	(12)	(11)
Adjusted EBITDA		81	167	228	302
Metal price lag (A)		(25)	(13)	(40)	(31)
Start-up and development costs (B)		(2)	(3)	(4)	(5)
Bowling Green one-time costs related to the acquisition (C)		—	—	—	(6)
Share-based compensation costs		(5)	(4)	(8)	(7)
Losses on pension plan amendments	19	(2)	—	(2)	—
Depreciation, amortization and impairment	13,14	(71)	(60)	(137)	(117)
Restructuring costs	20	(11)	(1)	(11)	(1)
Unrealized gains / (losses) on derivatives	5	43	(14)	(10)	17
Unrealized exchange gains / (losses) from the remeasurement of monetary assets and liabilities – net	5	1	(1)	(1)	—
Losses on disposals	5	—	(1)	—	(2)
Other (D)		(10)	(1)	(10)	(1)
(Loss) / income from operations		(1)	69	5	149
Finance costs - net	7	(42)	(43)	(87)	(89)
Share of income of joint-ventures		—	—	—	5
(Loss) / income before income tax		(43)	26	(82)	65
Income tax benefit / (expense)	8	11	(9)	19	(24)
Net (loss) / income		(32)	17	(63)	41

(A)
Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium Revenues are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the period.

(B)	For the six months ended June 30, 2020 and 2019 start-up and development costs included €4 million, and €5 million, respectively, related to new projects in our AS&I operating segment.

(C)	For the six months ended June 30, 2019, Bowling Green one-time costs related to the acquisition included the non-cash reversal of the inventory step-up.

(D)
For the six months ended June 30, 2020 , Other includes €5 million of procurement penalties and termination fees incurred because of the Group's inability to fulfill certain commitments due to the Covid-19 downturn and a €5 million loss resulting from the discontinuation of hedge accounting for certain forecasted sales that were determined to be no longer expected to occur in light of the Covid-19 downturn effects.

4.3 Segment capital expenditures

(in millions of Euros)	Six months ended June 30, 2020	Six months ended June 30, 2019
P&ARP	(38)	(44)
A&T	(24)	(29)
AS&I	(34)	(56)
Holdings & Corporate	(2)	(1)
Capital expenditures	(98)	(130)

4.4 Segment assets
Segment assets are comprised of total assets of Constellium by segment, less deferred income tax assets, cash and cash equivalents and other financial assets.

(in millions of Euros)	At June 30, 2020	At December 31, 2019
P&ARP	1,969	1,951
A&T	818	856
AS&I	716	703
Holdings & Corporate	213	276
Segment assets	3,716	3,786
Deferred income tax assets	222	185
Cash and cash equivalents	378	184
Other financial assets	31	29
Total assets	4,347	4,184